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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sycamore Management Corporation
                 -------------------------------
   Address:      845 Alexander Road
                 -------------------------------
                 Princeton, NJ 08540
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Sycamore Management Corporation
         -------------------------------
Name:    John Whitman
         -------------------------------
Title:   President
         -------------------------------
Phone:   (609) 759-8888
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  John Whitman               Princeton, NJ     November 11, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

EXPLANATORY NOTE

Although the reporting person does not currently exercise investment discretion over $100 million in Section 13(f) securities, at the end of January of 2007, due to the appreciation in value of Home Inns and Hotel Management, the reporting person did hold over $100 million of Section 13(f) securities at that time. Shares of Home Inns and Hotel Management Inc. are no longer held by the reporting person. Nevertheless, as required by
Section 13(f) of the Securities Exchange Act, institutional investment managers that exercise investment discretion over $100 million or more in
Section 13(f) securities at the end of any month must file a Form 13F for that calendar year and for each quarter of the following calendar year.

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: $3,996
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

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                      FORM 13F INFORMATION TABLE

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

MAKO Surgical Corporation      Common      560879108    3,957  527,073  Shares            Full                  X
Equity Media Holdings
 Corporation                   Common      294725106       39   91,913  Shares            Full                  X


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